Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property, Plant and Equipment, Net [Line Items]
Cost	$ 17	$ 79
Accumulated depreciation	12	52
Property and equipment, net	5	27
Laboratory Equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Cost		64
Accumulated depreciation		43
Computers, Office Furniture and Equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Cost	17	15
Accumulated depreciation	$ 12	$ 9